Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	75,000,000	75,000,000	75,000,000
Common stock, shares issued	7,690,219	2,546,361	788,578
Common stock, shares outstanding	7,649,478	2,505,620	747,837
Treasury stock, shares	40,741	40,741	40,741
Allowance for expected credit loss	$ 611	$ 0
Series A Preferred Stock [Member]
Preferred stock, cumulative percentage	9.00%	9.00%	9.00%
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, liquidation preference	$ 25.00	$ 25.00	$ 25.00
Preferred stock, shares authorized	6,040,000	6,040,000	6,040,000
Preferred Stock, shares issued	4,953,545	3,061,245	3,061,245
Preferred Stock, shares outstanding	4,953,545	3,061,245	3,061,245
Series B Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	187,500	187,500	187,500
Preferred Stock, shares issued	62,500	62,500	62,500
Preferred Stock, shares outstanding	62,500	62,500	62,500